Basic and Diluted Loss per Share - Schedule of Basic and Diluted Loss Per Share (Detail) - GBP (£) £ / shares in Units, £ in Thousands, shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Earnings Per Share [Abstract]
Loss for the period	£ (9,087)	£ (6,061)	£ (18,848)	£ (10,027)
Basic and diluted weighted average number of shares	52,162	32,668	51,907	32,573
Basic and diluted loss per share	£ (0.17)	£ (0.19)	£ (0.36)	£ (0.31)